897419 CERTNYS 1-11730

NYSE Euronext

[redacted]

10000005

Edwin Mecabe
DIRECTOR
CORPORATE ACTIONS AND
MARKET WATCH

20 Broad Street 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

February 4, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Nuveen Massachusetts Premium Income Municipal Fund, MuniFund Term Preferred Shares of Beneficial Interest, $10.00 liquidation preference per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on February 3, 2010. Tentative listing date – February 8, 2010.

Sincerely,